Reconciliation of Provision in Lieu of Income Taxes (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
US federal statutory rate	35.00%	35.00%	35.00%